Long-Term Debt and Other Financial Liabilities, October 2022 Danish Ship Finance Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Apr. 18, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 10, 2022 USD ($) Tranche
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 213,711		$ 235,603
October 2022 Danish Ship Finance Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount				$ 28,000
Number of tranches | Tranche				2
Term of loan	5 years
Final balloon payment	$ 2,100
Balance outstanding	$ 36,060
October 2022 Danish Ship Finance Loan Facility [Member] | First Six Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	6
Frequency of periodic payment	quarterly
Installment payment	$ 780
October 2022 Danish Ship Finance Loan Facility [Member] | Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 518
October 2022 Danish Ship Finance Loan Facility [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.50%
Tranche C [Member]
Senior Long-Term Debt [Abstract]
Face amount		$ 15,750
Term of loan	5 years
Final balloon payment	$ 2,930
Interest rate	2.65%
Adjustment to interest rate	0.05%
Minimum liquidity required to be maintained	$ 700
Minimum security cover ratio if leverage ratio is less than or equal to 65%	133.00%
Minimum security cover ratio if leverage ratio is more than 65%	143.00%
Corporate leverage ratio	65.00%
Minimum liquidity to be maintained in earnings account	$ 650
Tranche C [Member] | Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 725
Tranche C [Member] | Last Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 585
Tranche C [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Term of variable rate	3 months